Statement of comprehensive income (Parenthetical) R in Millions	12 Months Ended
Jun. 30, 2022 ZAR (R)
Statement
Foreign currency translation reserve on disposal of business reclassified to the income statement	R 8,024
Canadian shale gas assets
Statement
Foreign currency translation reserve on disposal of business reclassified to the income statement	4,900
Wax business
Statement
Foreign currency translation reserve on disposal of business reclassified to the income statement	R 2,900